COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at March 31, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	As of March 31, 2021			As of December 31, 2020
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2021	$16,148	$953	$17,101	$22,500	$1,524	$24,024
2022	3,238	454	3,692	3,236	453	3,689
2023	1,812	175	1,987	1,810	174	1,984
2024	439	21	460	438	21	459
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$21,637	$1,603	$23,240	$27,984	$2,172	$30,156

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at March 31, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	March 31, 2021	December 31, 2020
2021	$14,088	$21,665
2022	2,170	2,814
2023	1,275	1,998
2024	1,280	2,003
2025	632	1,355
Thereafter	3,468	3,413
Total	$22,912	$33,248